EMPLOYEE BENEFITS (Details 4) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Employee Benefits
Cost of current service	R$ 1,244	R$ 1,509	R$ 1,152
Interest cost	345,681	298,872	347,297
Expected return on plan assets	(444,752)	(335,322)	(401,054)
Interest on the asset ceiling effect	95,231	34,663	50,076
Total costs / (income), net	R$ (2,596)	R$ (278)	R$ (2,529)